Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information [Abstract]
Net sales	$ 190,701,000	$ 176,326,000	$ 166,748,000	$ 159,936,000	$ 207,925,000	$ 157,582,000	$ 129,281,000	$ 112,705,000	$ 693,711,000	$ 607,493,000	$ 619,064,000
Net earnings	15,383,000	13,078,000	13,227,000	10,813,000	23,897,000	14,547,000	5,966,000	436,000	52,501,000	44,846,000	49,408,000
Net earnings - Basic	$ 0.58	$ 0.49	$ 0.50	$ 0.41	$ 0.90	$ 0.55	$ 0.23	$ 0.02	$ 1.97	$ 1.70	$ 1.88
Net earnings - Diluted	$ 0.57	$ 0.49	$ 0.49	$ 0.40	$ 0.89	$ 0.55	$ 0.22	$ 0.02	$ 1.95	$ 1.68	$ 1.86
Dividends declared per common share	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32
Inventory write-down	6,500,000
Gain on contingent consideration liability	$ 6,600,000